Commitments and Contingencies (Details)	Dec. 31, 2018 USD ($)
Twelve months ended December 31,
2019	$ 866,971
2020	913,242
2021	864,040
2022	815,053
2023	528,395
Thereafter	196,931
Total	$ 4,184,632